MORTGAGE-BACKED SECURITIES AVAILABLE FOR SALE - Summary of Mortgage-Backed Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	$ 433	$ 554
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	414	520
Gross unrealized gains	19	34
Gross unrealized losses
Estimated fair value	433	554
Pass-through certificates guaranteed by GNMA fixed rate [Member] | Fixed rate residential first mortgage loans [Member] | Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	68	78
Gross unrealized gains	2	3
Gross unrealized losses
Estimated fair value	70	81
Pass-through certificates guaranteed by FNMA [Member] | Adjustable rate residential first mortgage loans [Member] | Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	119	143
Gross unrealized gains	7	9
Gross unrealized losses
Estimated fair value	126	152
FHLMC participation certificates [Member] | Fixed rate residential first mortgage loans [Member] | Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	122	176
Gross unrealized gains	5	14
Gross unrealized losses
Estimated fair value	127	190
FHLMC participation certificates [Member] | Adjustable rate residential first mortgage loans [Member] | Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	105	123
Gross unrealized gains	5	8
Gross unrealized losses
Estimated fair value	$ 110	$ 131